S000095313 [Member] Investment Objectives and Goals - S000095313 [Member]	Dec. 11, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Research Enhanced Small Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Research Enhanced Small Cap ETF (the Fund) seeks long-term capital appreciation.